MEMBERS' EQUITY STRUCTURE (Additional Information) (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016	Aug. 19, 2014
Class of Stock [Line Items]
Treasury Stock, Value		$ 152,585,000	$ 151,547,000
Remaining Authorized Repurchase Amount		$ 149,196,000
Class A Common Stock [Member]
Class of Stock [Line Items]
Authorized Repurchase Amount				$ 300,000,000
Treasury Stock, Shares	[1]	6,050,717
Treasury Stock, Value		$ 150,804,000
PBF LLC [Member] | Series B Units [Member]
Class of Stock [Line Items]
Common Units		$ 0
Number of units authorized		1,000,000,000

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmM0NmI3NDg4YTRjYjRjMDg4MmU5ZjFjYjQ3MWI4ZjBlfFRleHRTZWxlY3Rpb246RkIzQTY5RTFBMTk2REVDMDdBRjFFMEMwODBEQTUwQTIM}